SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund

December 31, 2025 (Unaudited)
Principal Amount		Value
Corporate Bonds — 46.8%
Australia — 0.3%
$265,000	Macquarie Bank Ltd., 5.64%, 8/13/36(a),(b)	$268,783

Brazil — 0.9%
290,000	Raizen Fuels Finance SA, 6.70%, 2/25/37(a)	235,908
285,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	295,144
240,000	Suzano Netherlands BV, 5.50%, 1/15/36	237,524
		768,576
Canada — 2.9%
253,000	AltaGas Ltd., 7.20%, 10/15/54(a),(b)	261,829
314,000	Brookfield Infrastructure Finance ULC, 6.75%, 3/15/55(b)	316,340
330,000	Capital Power US Holdings, Inc., 6.19%, 6/1/35(a)	345,719
330,000	CI Financial Corp., 7.50%, 5/30/29(a)	351,187
716,000	NOVA Chemicals Corp., 7.00%, 12/1/31(a)	762,867
170,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34	171,795
205,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54	197,406
		2,407,143
Chile — 0.3%
210,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	227,178

Colombia — 0.5%
200,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/30(a)	185,987
200,000	EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 6/30/32(a)	206,722
		392,709
France — 0.8%
250,000	BPCE SA, 6.29%, 1/14/36(a),(b)	266,922
230,000	Societe Generale SA, Series REGs, 5.38%, (b),(c),(d)	220,218
210,000	Societe Generale SA, 8.13%, (a),(b),(c)	220,812
		707,952
Germany — 0.6%
200,000(e)	Commerzbank AG, EMTN, 7.88%, (b),(c),(d)	264,472
200,000(e)	Deutsche Bank AG, 6.75%, (b),(c),(d)	245,040
		509,512
Ireland — 0.2%
163,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	161,153

Italy — 0.3%
200,000(e)	Intesa Sanpaolo SpA, 7.00%, (b),(c),(d)	254,141

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
Japan — 0.4%
$336,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	$316,944

Luxembourg — 0.3%
250,000	Breakwater Energy Holdings Sarl, 9.25%, 11/15/30(a)	258,856

Mexico — 0.2%
198,334	CFE Fibra E, REIT, 5.88%, 9/23/40(a)	197,647

Netherlands — 0.4%
353,000	ING Groep NV, 7.00%, (b),(c)	367,863

Spain — 0.5%
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.11%, 3/14/28(f)	201,420
200,000	Repsol E&P Capital Markets US LLC, 5.98%, 9/16/35(a)	204,128
		405,548
Switzerland — 0.8%
673,000	UBS Group AG, 7.00%, (a),(b),(c)	686,132

United Kingdom — 1.5%
369,000	Fidelis Insurance Holdings Ltd., 7.75%, 6/15/55(b)	399,422
180,000	Harbour Energy Plc, 6.33%, 4/1/35(a)	182,388
430,000	Macquarie Airfinance Holdings Ltd., 5.20%, 3/27/28(a)	436,514
201,000	Phoenix Group Holdings Plc, 8.50%, (b),(c),(d)	214,685
		1,233,009
United States — 35.9%
173,000	Aircastle Ltd., 2.85%, 1/26/28(a)	168,021
240,000	Ally Financial, Inc., Series B, 4.70%, (b),(c)	237,023
350,000	Ally Financial, Inc., Series C, 4.70%, (b),(c)	332,364
307,000(e)	Alphabet, Inc., 4.38%, 11/6/64	343,985
350,000	Alphabet, Inc., 4.70%, 11/15/35	350,223
470,000	Alphabet, Inc., 5.70%, 11/15/75	463,147
490,000	American Airlines Group, Inc. Pass-Through Trust, Series 2025-1, B, 5.65%, 11/11/34	493,750
232,000	American National Group, Inc., 6.00%, 7/15/35	235,244
335,000	American National Group, Inc., 7.00%, 12/1/55(b)	336,058
262,000	APA Corp., 6.75%, 2/15/55	261,551
398,000	Aptiv Swiss Holdings Ltd., 4.15%, 5/1/52	306,307
181,000	Athene Holding Ltd., 6.63%, 5/19/55	184,447
320,000	Atlas Warehouse Lending Co. LP, 4.63%, 11/15/28(a)	321,078
200,000(e)	Avery Dennison Corp., 4.00%, 9/11/35	236,006
334,000	Belrose Funding Trust II, 6.79%, 5/15/55(a)	346,800
250,000	BGC Group, Inc., 6.15%, 4/2/30	258,919
260,000	BGC Group, Inc., 6.60%, 6/10/29	271,336

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$274,000	BGC Group, Inc., 8.00%, 5/25/28	$292,662
510,000	BW Real Estate, Inc., 9.50%, (a),(b),(c)	522,011
393,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	234,250
211,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	158,652
346,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/38	318,527
190,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48	163,217
78,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.70%, 12/1/55	74,886
170,000	Citadel LP, 6.00%, 1/23/30(a)	177,572
360,000(e)	Citigroup, Inc., 4.11%, 4/29/36(b)	429,896
190,000	Citigroup, Inc., 5.17%, 9/11/36(b)	191,993
369,000	Citigroup, Inc., 6.63%, (b),(c)	374,074
450,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(b)	472,329
160,000	CNO Financial Group, Inc., 6.45%, 6/15/34	169,283
570,000	Coty Inc/HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 1/15/31(a)	574,844
284,000	Dentsply Sirona, Inc., 8.38%, 9/12/55(b)	266,135
285,000	Discovery Communications LLC, 5.00%, 9/20/37	228,179
337,000	Energy Transfer LP, 6.50%, 2/15/56(b)	336,043
262,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 7.13%, 11/1/66(f)	262,623
198,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 7.10%, 8/16/77(g)	197,362
295,000	Essent Group Ltd., 6.25%, 7/1/29	308,073
217,000	Expand Energy Corp., 5.88%, 2/1/29(a)	217,294
304,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	309,392
209,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	218,834
223,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 6.97%, (c),(g)	223,276
510,000	First Citizens BancShares, Inc., 5.60%, 9/5/35(b)	509,414
380,000	First Citizens BancShares, Inc., 6.25%, 3/12/40(b)	387,562
176,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	149,091
310,000	Ford Motor Credit Co. LLC, (SOFR RATE + 2.030%), 5.76%, 3/20/28(f)	311,701
230,000	Fortitude Group Holdings LLC, 6.25%, 4/1/30(a)	239,530
200,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	205,691
434,000	Foundry JV Holdco LLC, 6.30%, 1/25/39(a)	458,063
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	213,124
390,000	General Motors Financial Co., Inc., 4.20%, 10/27/28	390,639
340,000	General Motors Financial Co., Inc., Series A, 5.75%, (b),(c)	336,465
209,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	213,723
380,000	Global Atlantic Fin Co., 7.25%, 3/1/56(a),(b)	382,111
155,000(e)	Global Payments, Inc., 4.88%, 3/17/31	189,634
350,000	Global Payments, Inc., 5.55%, 11/15/35	348,103
221,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	224,149

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$301,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.75%, 11/1/37	$299,325
441,000	HA Sustainable Infrastructure Capital, Inc., 6.75%, 7/15/35	461,549
272,000	HA Sustainable Infrastructure Capital, Inc., 8.00%, 6/1/56(b)	283,690
223,000	Hawaiian Electric Co., Inc., 6.00%, 10/1/33(a)	225,836
200,000	Hess Midstream Operations LP, 5.88%, 3/1/28(a)	203,738
614,000	Hess Midstream Operations LP, 6.50%, 6/1/29(a)	635,486
176,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(b)	183,522
283,000	Intel Corp., 3.20%, 8/12/61	161,976
210,000	Intel Corp., 5.60%, 2/21/54	194,076
230,000	Intel Corp., 5.70%, 2/10/53	214,435
360,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	380,082
317,000	JH North America Holdings, Inc., 6.13%, 7/31/32(a)	325,226
226,000	Kilroy Realty LP, REIT, 5.88%, 10/15/35	227,099
380,000(e)	Liberty Mutual Group, Inc., 3.88%, 9/26/35(a)	439,008
196,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	206,373
337,000	LPL Holdings, Inc., 5.75%, 6/15/35	346,925
187,000	M&T Bank Corp., MTN, 5.39%, 1/16/36(b)	190,008
220,000	Meta Platforms, Inc., 4.88%, 11/15/35	219,831
400,000	Meta Platforms, Inc., 5.63%, 11/15/55	384,566
509,000	National Health Investors, Inc., REIT, 5.35%, 2/1/33	508,157
190,000	Nissan Motor Acceptance Co. LLC, MTN, (SOFR Index + 2.050%), 5.77%, 9/13/27(a),(f)	188,543
260,000	Northwest Natural Holding Co., 7.00%, 9/15/55(b)	270,423
603,000	Oracle Corp., 6.10%, 9/26/65	532,440
439,000	Pacific Gas and Electric Co., 6.75%, 1/15/53	467,379
199,000	Paramount Global, 6.25%, 2/28/57(b)	179,722
209,000	Paramount Global, 6.38%, 3/30/62(b)	195,442
170,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28	168,119
387,000	PG&E Corp., 7.38%, 3/15/55(b)	403,085
225,000	Pilgrim’s Pride Corp., 3.50%, 3/1/32	207,516
480,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.22%, (c),(g)	480,504
154,000(e)	Realty Income Corp., REIT, 3.88%, 6/20/35	178,731
206,000	Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(a)	209,739
280,000	Spire, Inc., 6.25%, 6/1/56(b)	278,019
347,000	Symetra Life Insurance Co., 6.55%, 10/1/55(a)	360,526
200,000	Synchrony Financial, 5.02%, 7/29/29(b)	202,469
340,000	TXNM Energy, Inc., 7.00%, 7/31/56(a),(b)	338,926
720,000	VSP Optical Group, Inc., 5.45%, 12/1/35(a)	725,133
464,000	Webster Financial Corp., 5.78%, 9/11/35(b)	463,850
388,000	Western Alliance Bank, 6.54%, 11/15/35(b)	389,656
110,000	Whistler Pipeline LLC, 5.70%, 9/30/31(a)	114,180
159,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	163,790
192,000(e)	WP Carey, Inc., REIT, 3.70%, 11/19/34	218,409
393,000	WULF Compute LLC, 7.75%, 10/15/30(a)	404,826

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$250,000	Zions Bancorp NA, 4.70%, 8/18/28(b)	$250,248
250,000	Zions Bancorp NA, 6.82%, 11/19/35(b)	265,797
		30,175,046
Total Corporate Bonds		39,338,192
(Cost $38,744,541)
U.S. Government Agency Backed Mortgages — 20.9%
United States — 20.9%
1,175,000	Fannie Mae, (TBA), 3.50%, 12/25/51	1,086,119
675,000	Fannie Mae, (TBA), 4.00%, 5/25/55	640,231
1,925,000	Fannie Mae, (TBA), 3.00%, 11/25/51	1,702,503
3,325,000	Fannie Mae, (TBA), 2.50%, 10/25/51	2,812,465
4,550,000	Fannie Mae, (TBA), 2.00%, 9/25/51	3,679,644
840,944	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	800,180
185,510	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	187,626
500,713	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	506,321
1,200,000	Fannie Mae, (TBA), 6.00%, 3/25/55	1,231,764
169,329	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	175,845
335,639	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	354,433
77,110	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	79,922
461,978	Fannie Mae, Pool #CB7160, 6.50%, 9/1/53	482,855
986,977	Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1,006,645
626,444	Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	656,343
808,728	Fannie Mae, Pool #CC1572, 5.50%, 11/1/55	825,557
781,411	Fannie Mae, Pool #CC1573, 6.00%, 11/1/55	809,197
372,624	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	365,659
112,710	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	118,774
		17,522,083
Total U.S. Government Agency Backed Mortgages		17,522,083
(Cost $17,502,934)
U.S. Treasury Obligations — 12.5%
United States — 12.5%
1,682,000	U.S. Treasury Notes, 3.38%, 11/30/27	1,678,780
1,674,000	U.S. Treasury Notes, 3.50%, 10/31/27	1,674,458
1,678,000	U.S. Treasury Notes, 3.50%, 11/15/28	1,676,165
1,555,000	U.S. Treasury Notes, 3.75%, 4/15/28	1,563,139
2,296,000	U.S. Treasury Notes, 3.88%, 5/31/27	2,307,749
1,603,000	U.S. Treasury Notes, 3.88%, 7/31/27	1,612,393
		10,512,684
Total U.S. Treasury Obligations		10,512,684
(Cost $10,507,245)
Collateralized Mortgage Obligations — 9.4%
United States — 9.4%
150,122	BRAVO Residential Funding Trust, Series 2023-NQM5, Class A3, 7.01%, 6/25/63(a)	150,840

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$355,225	Cross Mortgage Trust, Series 2024-H2, Class A2, 6.42%, 4/25/69(a)	$358,705
279,081	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	282,390
492,823	GCAT Trust, Series 2023-NQM2, Class A3, 6.60%, 11/25/67(a)	491,738
664,466	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70(a)	667,124
548,701	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(a)	552,919
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 5.02%, 10/15/36(a),(f)	246,927
395,899	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 0.00%, 8/25/55(a),(h)	400,177
125,801	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	120,032
304,174	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(a)	306,750
330,130	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(a)	333,574
296,087	OBX Trust, Series 2023-NQM3, Class A1, 5.95%, 2/25/63(a)	296,063
232,315	OBX Trust, Series 2023-NQM10, Class A2, 6.92%, 10/25/63(a)	233,907
233,693	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	234,811
590,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 5.84%, 2/15/42(a),(f)	583,424
590,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.39%, 2/15/42(a),(f)	583,065
396,112	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69(a)	397,985
226,003	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	226,099
224,507	Verus Securitization Trust, Series 2023-5, Class A2, 6.76%, 6/25/68(a)	225,262
660,000	Verus Securitization Trust, Series 2023-1, Class M1, 6.85%, 12/25/67(a),(h)	658,514
296,075	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	299,483
288,052	Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 8/25/68(a)	289,656
		7,939,445
Total Collateralized Mortgage Obligations		7,939,445
(Cost $7,952,143)
Bank Loans — 6.6%
Netherlands — 1.0%
886,744	Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 5.67%, 6/4/32(f)	886,744

United States — 5.6%
484,000	Allison Transmission, Inc., TBA, 0.00%, 1/2/33(f)	486,018
495,000	AS Mileage Plan IP Ltd., (Term SOFR 3M + 1.750%), 5.63%, 10/15/31(f)	497,064
364,347	Atkore International, Inc., (Term SOFR 1M + 2.000%), 5.72%, 9/29/32(f)	365,713

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$583,110	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.48%, 6/24/30(f)	$586,195
431,200	Charter Communications Operating LLC, (Term SOFR 3M + 2.000%), 5.99%, 12/7/30(f)	430,661
432,721	Citadel Securities LP, (Term SOFR 3M + 2.000%), 5.67%, 10/31/31(f)	434,833
411,888	Hilcorp Energy I LP, (Term SOFR 1M + 2.000%), 5.74%, 2/11/30(f)	412,147
400,000	Hilton Worldwide Finance LLC, (Term SOFR 1M + 1.750%), 5.48%, 11/8/30(f)	402,256
568,800	Solstice Advanced Materials, Inc., (Term SOFR 3M + 1.750%), 5.59%, 10/29/32(f)	571,291
496,256	Terex Corp., (Term SOFR 1M + 1.750%), 5.47%, 10/8/31(f)	498,241
		4,684,419
Total Bank Loans		5,571,163
(Cost $5,539,261)
Asset Backed Securities — 5.4%
Cayman Islands — 1.8%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 6.90%, 4/20/31(a),(f)	498,850
500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 6.97%, 4/22/31(a),(f)	494,900
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 6.91%, 7/15/31(a),(f)	498,900
		1,492,650
United States — 3.6%
863,000	MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/55(a)	863,208
237,711	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(a)	239,799
88,603	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	84,424
691,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/6/55(a)	687,725
310,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	312,185
530,000	Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(a)	542,473
300,000	Zayo Issuer LLC, Series 2025-1A, Class B, 6.09%, 3/20/55(a)	305,144
		3,034,958
Total Asset Backed Securities		4,527,608
(Cost $4,521,773)
Foreign Government Bonds — 5.2%
Australia — 1.0%
1,413,000(i)	Australia Government Bond, Series 162, 1.75%, 6/21/51(d)	482,256
578,000(i)	Australia Government Bond, Series 169, 4.75%, 6/21/54(d)	359,051
		841,307

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
Ecuador — 0.4%
$270,000	Amazon Conservation DAC, 6.03%, 1/16/42(a)	$279,711

Japan — 2.3%
301,050,000(j)	Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	829,002
10,000,000(j)	Japan Government Thirty Year Bond, Series 82, 1.80%, 3/20/54	45,576
78,650,000(j)	Japan Government Thirty Year Bond, Series 84, 2.10%, 9/20/54	385,081
84,200,000(j)	Japan Government Thirty Year Bond, Series 85, 2.30%, 12/20/54	431,520
41,500,000(j)	Japan Government Thirty Year Bond, Series 87, 2.80%, 6/20/55	237,383
		1,928,562
United Kingdom — 1.5%
940,203(k)	United Kingdom Gilt, 0.88%, 1/31/46(d)	597,943
575,000(k)	United Kingdom Gilt, 4.38%, 7/31/54(d)	680,249
		1,278,192
Total Foreign Government Bonds		4,327,772
(Cost $4,796,803)

Shares
Investment Company — 0.9%
712,172	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (l)	712,172
Total Investment Company		712,172
(Cost $712,172)
Total Investments		$90,451,119
(Cost $90,276,872) — 107.7%
Liabilities in excess of other assets — (7.7)%		(6,447,058)
NET ASSETS — 100.0%		$84,004,061

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2025 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(c)	Perpetual security with no stated maturity date.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Principal amount denoted in Euros.
(f)	Floating rate note. Rate shown is as of report date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2025.
(h)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(i)	Principal amount denoted in Australian dollar.
(j)	Principal amount denoted in Japanese Yen.
(k)	Principal amount denoted in British Pounds.
(l)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Foreign currency exchange contracts as of December 31, 2025:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CAD	542,722	USD	390,000	Citibank N.A.	1/22/26	$5,805
GBP	808,210	EUR	920,000	Citibank N.A.	1/22/26	7,085
USD	249,448	JPY	38,468,677	Citibank N.A.	1/22/26	3,380
USD	2,388,708	JPY	348,454,206	Citibank N.A.	1/22/26	159,792
USD	520,552	JPY	80,225,078	Citibank N.A.	1/22/26	7,385
USD	350,000	JPY	51,990,750	Citibank N.A.	1/22/26	17,437
						$200,884

EUR	1,776,933	GBP	1,553,322	Citibank N.A.	1/22/26	$(3,312)
EUR	1,160,000	USD	1,365,526	Citibank N.A.	1/22/26	(873)
JPY	117,569,340	USD	760,000	Citibank N.A.	1/22/26	(7,958)
JPY	51,626,575	USD	353,983	Citibank N.A.	1/22/26	(23,750)
NOK	13,064,512	EUR	1,108,679	Citibank N.A.	1/22/26	(8,104)
USD	895,431	AUD	1,358,897	Citibank N.A.	1/22/26	(11,541)
USD	390,000	CAD	545,828	Citibank N.A.	1/22/26	(8,070)
USD	1,471,553	EUR	1,251,039	Citibank N.A.	1/22/26	(201)
USD	1,082,208	EUR	920,137	Citibank N.A.	1/22/26	(264)
USD	760,000	EUR	649,032	Citibank N.A.	1/22/26	(3,537)
USD	740,000	EUR	634,744	Citibank N.A.	1/22/26	(6,728)
USD	291,497	EUR	250,000	Citibank N.A.	1/22/26	(2,609)
USD	1,268,757	GBP	950,000	Citibank N.A.	1/22/26	(11,759)
USD	281,138	GBP	209,642	Citibank N.A.	1/22/26	(1,441)
USD	1,556,872	GBP	1,170,000	Citibank N.A.	1/22/26	(20,185)
						$(110,332)

Total						$90,552

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Financial futures contracts as of December 31, 2025:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	23	March 2026	$(1,272)	USD	$2,586,063	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	8	March 2026	(982)	USD	920,125	Morgan Stanley & Co. LLC
3 Month SONIA Index Futures	62	March 2027	(3,472)	GBP	20,197,481	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	44	March 2026	(14,363)	USD	5,086,125	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	34	March 2026	(48,148)	USD	4,012,000	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	39	March 2026	357	USD	4,262,883	Morgan Stanley & Co. LLC
Long Gilt Future	15	March 2026	(6,812)	GBP	1,847,433	Morgan Stanley & Co. LLC
Total			$(74,692)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	11	March 2026	$13,480	EUR	$1,649,123	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	17	March 2026	438	USD	3,549,414	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	3	March 2026	914	EUR	388,239	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	3	March 2026	2,149	EUR	409,534	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	3	March 2026	(409)	EUR	376,499	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	4	March 2026	28,291	JPY	3,381,256	Morgan Stanley & Co. LLC
Total			$44,863

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Interest rate swaps as of December 31, 2025:
Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal App	Value
1.51%	JPY- BCAPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	10/10/35	JPY 300,000	$0	$55,302	$55,302
1.57%	JPY- BCAPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	11/21/35	JPY 124,377	$0	$20,533	$20,533
							$0	$75,835	$75,835

Total							$0	$75,835	$75,835
Credit default swaps buy protection as of December 31, 2025:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Markit CDX IG Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	11,438	$(247,711)	$(14,783)	$(262,494)
1.00%	Markit CDX IG Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	4,575	(99,554)	(5,440)	(104,993)
1.00%	Markit CDX IG Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	6,863	(148,757)	(8,744)	(157,501)
1.00%	Paramount Global	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	830	17,311	12,181	29,492
Total							$(478,711)	$(16,786)	$(495,496)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Credit default swaps sell protection as of December 31, 2025:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App.	Value
1.00%	Oracle Corp.*	Quarterly	Morgan Stanley & Co. LLC	12/20/30	1.48	USD	420	$(10,023)	$1,958	$(8,064)
Total								$(10,023)	$1,958	$(8,064)

*	Credit Rating of the issuer or the underlying security is BBB, provided by Fitch Ratings

Abbreviations used are defined below:
AUD - Australian Dollar
Bobl - German Bundesobligationen
CAD - Canadian Dollar
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
ICS - Implied Credit Spread
JPY - Japanese Yen
MTN - Medium Term Note
NOK - Norwegian Krone
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
TBA - To-be-announced
USD - United States Dollar